Subsequent Events (Details Narrative) - USD ($)				3 Months Ended			12 Months Ended
	Sep. 13, 2024	Apr. 25, 2024	Mar. 15, 2024	Sep. 13, 2024	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023	Aug. 31, 2024	Aug. 14, 2024	May 24, 2024	Mar. 11, 2024	Mar. 10, 2024	Mar. 08, 2024	Mar. 07, 2024
Subsequent Event [Line Items]
Common stock, shares authorized					250,000,000		1,200,000	1,200,000
Interest rate											7.50%
Proceeds from related party debt					$ 924,591	$ 15,500	$ 547,277	$ 4,620,452
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized												250,000,000	1,200,000	250,000,000	1,200,000
Principal amount										$ 2,000,000
Outstanding payment									$ 1,416,553
Proceeds from related party debt				$ 978,822
Debt conversion converted instrument rate	100.00%
Debt conversion converted instrument amount	$ 1,500,000
Subsequent Event [Member] | Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Debt conversion converted instrument rate	56.30%
Debt conversion converted instrument amount	$ 2,666,790
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Other liabilities	2,731,690			2,731,690
Subsequent Event [Member] | Related Party [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Increase in principal amount of line of credit										$ 2,000,000
Principal amount advances	$ 1,441,414			$ 1,441,414
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Messrs Monaco and Kerby [Member]
Subsequent Event [Line Items]
Principal amount			$ 500,000
Interest rate			7.50%
Maturity date			Feb. 28, 2025
Subsequent Event [Member] | Unsecured Promissory Note [Member] | Related Party [Member]
Subsequent Event [Line Items]
Principal amount		$ 1,000,000
Interest rate		7.50%
Debt instrument, term		1 year